Credit facility (Details) - CAD ($)	Aug. 31, 2020	Aug. 31, 2019
Credit facility
Authorized line of credit	$ 250,000
Letter of guarantee facility	$ 100,000
Spread on variable rate	3.46%
Long term debt	$ 411,737	$ 143,490
Personal guarantee from shareholders	$ 250,000
Prime rate
Credit facility
Spread on variable rate	1.00%
Secured First Ranking Movable Hypothec
Credit facility
Long term debt	$ 750,000